Commitments and Contingenciess	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

10.Commitments and Contingencies

In the ordinary course of business, the Company may be subject to certain other legal actions and claims, which may arise from time to time. The Company is not aware of any such pending legal or other proceedings that are reasonably likely to have a material impact on the Company. Notwithstanding, legal proceedings are subject to inherent uncertainties, and an unfavorable outcome could include, monetary damages, and excessive verdicts can result from litigation, and as such, could result in a material adverse impact on the Company’s business, financial position, results of operations, and/or cash flows. Additionally, the Company may in the future incur judgments or enter into settlements of claims which may have a material adverse impact on the Company’s business, financial position, results of operations and/or cash flows.

Ukraine UAV Deployment Program

On June 25, 2026, the Company entered into two agreements with an unaffiliated third-party facilitator organized in the Czech Republic, in connection with a program to procure, deploy, and integrate the Company’s proprietary software onto unmanned aerial vehicles for use by designated military units of the Armed Forces of Ukraine:

(1)	A Procurement Agreement, under which the facilitator agreed to procure 82 unmanned aerial vehicles, together with related ground stations and peripheral equipment, and to arrange their deployment to designated military units, for a total service fee of $2.5 million.
(2)	An Integration and Marketing Service Agreement (“Integration Agreement”), under which the facilitator agreed to procure integration of the Company’s proprietary software platform onto the 82 vehicles procured under the agreement described above, to facilitate integration of the Company’s separate proprietary operating system software onto no fewer than 100 additional vehicles, and to produce co-branded marketing materials, for a total service fee of $2.4 million.

The aggregate contractual commitment under the two agreements is $4.9 million. As of June 30, 2026, the Company had paid $2.2 million, representing the advance payment installment due under the Procurement Agreement. The remaining $0.3 million balance under the Procurement Agreement becomes payable upon the Company’s receipt of documentation evidencing deployment of the vehicles to the designated military units and delivery of the related co-branded marketing materials.

Each agreement is subject to termination and pro-rata refund provisions if the underlying services are not completed by specified milestone dates, and disputes are subject to binding arbitration administered by the SCC Arbitration Institute, seated in Stockholm, Sweden, with the substantive law of England and Wales governing. The $2.4 million payable under the Integration Agreement had not been invoiced as of June 30, 2026. These agreements form part of the combined arrangement described in Note 9. Consistent with the accounting described in Note 9, the remaining payments under these agreements, when made, will be applied against the recorded contract liability.

Operating Lease

In October 2025, the Company entered into a 26-month operating lease agreement for office space (the “Operating Lease”) in Austin, Texas. As of June 30, 2026, the Company maintains a security deposit in the amount of $21,000 within other assets in the accompanying consolidated balance sheets. Total lease expense for the Operating Lease in the consolidated statements of operations and comprehensive loss was  $17,208  and $34,416, respectively, for the three and six months ended June 30, 2026.

The maturity of the Company’s operating lease liability as of June 30, 2026 was as follows:

Operating leases
2026	$37,985
2027	77,860
Total lease payments	115,845
Less: present value adjustment	(3,636)
Total lease liabilities	$112,209

At June 30, 2026, the remaining lease term was 1.50 years and the discount rate was 4.50%.

In November 2025, the Company entered into an agreement for office space in Poland, which may be terminated at any time with 90-day notice. Rent expense related to this agreement was de minimis for the three and six months ended June 30, 2026.

7.	Commitments and Contingencies

In the ordinary course of the Swarmer’s business, the Company may be subject to certain other legal actions and claims, which may arise from time to time. The Company is not aware of any such pending legal or other proceedings that are reasonably likely to have a material impact on the Company. Notwithstanding, legal proceedings are subject to inherent uncertainties, and an unfavorable outcome could include, monetary damages, and excessive verdicts can result from litigation, and as such, could result in a material adverse impact on the Company’s business, financial position, results of operations, and/or cash flows. Additionally, the Company may in the future incur judgements or enter into settlements of claims which may have a material adverse impact on the Company’s business, financial position, results of operations and/or cash flows.

Operating Leases

In October 2025, the Company entered into a 26-month operating lease agreement for office space (the “Operating Lease”) in Austin Texas. As of December 31, 2024, the Company maintains a security deposit in the amount of $21,000 within other assets in the accompanying consolidated balance sheets. Total lease expense for the Operating Lease in the consolidated statements of operations and comprehensive loss was approximately $29,000 for the year ended December 31, 2025.

The maturity of the Company’s operating lease liabilities as of December 31, 2025 were as follows:

2026	$75,594
2027	77,860
Total lease payments	153,454
Less: present value adjustment	6,478
Total lease liabilities	$146,976

At December 31, 2025, the weighted average remaining lease term was 2.0 years and the weighted average discount rate was 4.5%.

In November 2025, the Company entered into an agreement for office space in Poland, which may be terminated at any time with 90-day notice. Rent expense related to this agreement was de minimis for the year ended December 31, 2025.